EMPLOYEE BENEFITS - Post-employment health care benefit plan - Change in plan assets (Details) - Post-employment health care benefit - Plan assets - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	R$ 0	R$ 0
Contributions from sponsors	17,159	12,572	R$ 12,463
Contributions from participants	1,496	1,556	2,212
Payment of benefits	(18,655)	(14,128)	(14,675)
Fair value of plan assets at the end of the year	R$ 0	R$ 0	R$ 0